Basis of preparation and accounting policies (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Going concern
Financial resources	$ 9,800
Cash and cash equivalents	4,893	$ 5,711	$ 7,058
Undrawn committed bank facilities	4,900
Borrowings	32,239	$ 29,622
Due within one year
Going concern
Borrowings	$ 6,200